RESTRUCTURING - Summary of Severance Liability and Cash Payments (Details) $ in Thousands	12 Months Ended
	Oct. 28, 2018 USD ($)	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Nov. 01, 2015 USD ($)	May 03, 2015 installment
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 283	$ 482	$ 1,685	$ 0
Costs incurred	2,303	3,889	2,890	5,462
Cash payments	(2,165)	(4,088)	(4,093)	(4,516)
Accrued severance				739
Ending Balance	421	283	482	1,685
Severance benefit payment, number of installments | installment					2
General Severance
Restructuring Reserve [Roll Forward]
Beginning Balance	283	482	1,685	0
Costs incurred	2,272	2,350	2,725	3,887
Cash payments	(2,134)	(2,549)	(3,928)	(2,941)
Accrued severance				739
Ending Balance	421	283	482	1,685
Plant closing severance
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0	0	0
Costs incurred	31	1,539	165	1,575
Cash payments	(31)	(1,539)	(165)	(1,575)
Accrued severance				0
Ending Balance	$ 0	$ 0	0	$ 0
One-time termination benefits
Restructuring Reserve [Roll Forward]
Amortization			$ 700